Commitments and Contingencies (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Operating leases	$ 22,745
Processing agreements	47,717
Transportation agreements	112,002
Total	182,464
Operating lease and sublease payments recognized as expense	6,300	$ 6,500
Less than 1 year
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Operating leases	7,484
Processing agreements	10,926
Transportation agreements	14,398
Total	32,808
1-3 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Operating leases	12,492
Processing agreements	15,526
Transportation agreements	42,054
Total	70,072
3-5 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Operating leases	2,753
Processing agreements	9,039
Transportation agreements	19,821
Total	31,613
Beyond 5 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Operating leases	16
Processing agreements	12,226
Transportation agreements	35,729
Total	$ 47,971